SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net payments for repositioning and other charges
Severance and exit cost payments	$ (153)	$ (189)	$ (280)
Environmental payments	(175)	(221)	(196)
Reimbursement receipts	105	140	140
Insurance receipts for asbestos-related liabilities	17	24	39
Insurance receivables settlements, write-offs, and other	0	9	26
Asbestos-related liability payments	(172)	(233)	(174)
Total net payments for repositioning and other charges	(378)	(470)	(445)
Interest paid, net of amounts capitalized	1,300	869	649
Income taxes paid, net of refunds	1,798	1,689	1,581
Non-cash investing and financing activities
Common stock contributed to savings plans	$ 276	$ 225	$ 216